UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2021

Brian C. Janssen

American Funds Corporate Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Corporate Bond Fund®
Annual report for the year ended May 31, 2021

A research-driven
fund of high-quality
corporate bonds

American Funds Corporate Bond Fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares. Class F-2 share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2021 (the most recent calendar quarter-end):

	Cumulative	Average annual total return
	total return		Lifetime
	1 year	5 years	(since 12/14/12)

Class A shares (reflecting 3.75% maximum sales charge)	–2.73%	4.07%	4.29%
Class F-2 shares	1.40	5.15	4.84

The total annual fund operating expense ratios are 0.84% for Class A shares and 0.54% for Class F-2 shares as of the prospectus dated August 1, 2021 (unaudited). The net expense ratios are 0.82% for Class A shares and 0.52% for Class F-2 shares.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least October 30, 2021. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. Investment results and the net expense ratio shown reflect the reimbursement, without which the results would have been lower and the expenses would have been higher. Refer to the fund’s most recent prospectus for details. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of June 30 2021, was 1.25% (1.21% without the reimbursement) for Class A shares and 1.60% (1.56% without the reimbursement) for F-2 shares, calculated in accordance with the U.S. Securities and Exchange Commission formula. The Class A share result reflects the 3.75% maximum sales charge.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	The value of a hypothetical $10,000 investment

4	Summary investment portfolio

20	Financial statements

46	Board of trustees and other officers

Fellow investors:

We are pleased to present you with the annual report for American Funds Corporate Bond Fund. For the 12 months ended May 31, 2021, the fund’s Class A shares rose 1.07%, with all dividends reinvested. The fund’s primary benchmark, the Bloomberg Barclays U.S. Corporate Investment Grade Index, rose 3.64%, while the fund’s peer group, as measured by the Lipper Corporate Debt Funds BBB-Rated Average, rose 4.09%.

During this time, the fund generated dividends totaling about 17 cents a share, providing investors who reinvested dividends with an income return of 1.51%. The fund paid a capital gain distribution of about 32 cents a share.

At the end of the period, the fund’s corporate holdings represented about 93% of the portfolio on a market-value basis. The largest weighting was in the financial sector, accounting for about 20% of the portfolio. Utilities and energy bonds were also significant holdings, ending the fiscal year at around 15% and 10% of the portfolio, respectively. Government securities, primarily U.S. Treasury notes, accounted for roughly 4% of the portfolio. U.S.-domiciled issuers made up about 82% of the fund; issuers domiciled in the United Kingdom, Japan, Switzerland and Germany were most represented in the remainder. All securities are, and have been, denominated in U.S. dollars. A complete list of fund holdings begins on page 4.

Economic backdrop

The fund’s fiscal year began with the U.S. economy in a deep contraction and the population enduring the first wave of COVID-19 cases. Widespread lockdowns and social distancing measures to combat the virus sharply curtailed economic activity, leading to a stunning 31.4% decline in gross domestic product during the second quarter of 2020.

Massive monetary and fiscal stimulus helped to contain the damage. The Federal Reserve held the federal funds rate near zero and bought $120 billion per month of government and agency bonds throughout the year. In addition, the U.S. Congress passed successive relief packages that provided trillions of dollars in direct support to households

Results at a glance

For periods ended May 31, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime (since 12/14/12)

American Funds Corporate Bond Fund (Class A shares)	–3.41%	1.07%	7.37%	5.02%	4.60%
American Funds Corporate Bond Fund (Class F-2 shares)[1]	–3.27	1.37	7.67	5.29	4.68
Bloomberg Barclays U.S. Corporate Investment Grade Index[2]	–2.43	3.64	7.00	5.03	4.20
Lipper Corporate Debt Funds BBB-Rated Average[3]	–1.98	4.09	6.71	4.81	4.01
Lipper Corporate Debt Funds A-Rated Average[3]	–2.14	2.68	5.98	4.14	3.47

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

Since the fund’s inception through July 29, 2016, certain fees, such as 12b-1 fees, were not charged on Class A shares. If these expenses had been deducted, results would have been lower.

American Funds Corporate Bond Fund	1

and businesses. These actions helped stabilize economic output and brought a gradual reduction in the unemployment rate from its pandemic high of nearly 15%.

By the fund’s fiscal year-end, the economy had posted three successive quarters of growth and unemployment had declined to below 6% amid wide distribution of COVID-19 vaccinations and the gradual removal of restrictions. Nevertheless, segments of the economy, particularly discretionary services sectors, such as restaurants and lodging, lagged the broader recovery.

The unprecedented scale of fiscal and monetary support drove a significant expansion of the money supply, as well as a surge of demand that led to supply chain bottlenecks. This triggered widespread concerns of higher inflation. In August, the Fed altered its policy framework to tolerate periods of inflation above its 2% target so that it will average 2% over time. While inflation expectations rose steadily through the fiscal year, the Fed maintained that it would not begin to tighten monetary policy until inflation exceeded its target and it saw substantial progress toward “broad-based and inclusive” maximum employment. In May, the U.S. Consumer Price Index jumped to a 5% annual rate, the highest level since 2008, even as payroll employment in the U.S. remained about 7 million below pre-pandemic levels.

Corporate bond market

As the fund’s fiscal year began, the Fed’s intervention, including a pledge to buy corporate bonds, had calmed the worst of the market volatility that followed the initial shock from COVID-19. Credit spreads on investment-grade corporate bonds — the premium investors receive for assuming credit and liquidity risks — stood at 174 basis points, less than half their peak of just two months earlier. The 10-year U.S. Treasury note yielded 0.65%, down from 1.92% at the start of 2020. Investment-grade companies were issuing record amounts of debt to fortify their balance sheets amid continued uncertainty about the trajectory of the pandemic and the global economy.

Credit spreads continued to tighten through the fund’s fiscal year as investors anticipated a strong economic rebound. Spreads ended the year at 84 basis points — a level last seen prior to the global financial crisis. Meanwhile, U.S. Treasury yields turned higher as fears of runaway inflation replaced concerns about a lengthy recession. The 10-year yield ended the fiscal year at 1.60%, up from a low of 0.52% in early August.

Amid these gyrations, the Bloomberg Barclays U.S. Corporate Investment Grade Index returned 3.6% and the Bloomberg Barclays U.S. Treasury Index returned –3.8% during the fund’s fiscal year. Returns for both indexes were significantly stronger earlier in the year but suffered as worries about inflation drove up longer term interest rates.

Inside the fund

The fund started the fiscal year conservatively positioned with elevated holdings of U.S. Treasuries. That provided us with ample liquidity to buy bonds at still-attractive valuations. We subsequently sold some of those positions as credit spreads tightened further and the bonds rose in value.

As the year progressed, security selection became increasingly challenging as valuations moved higher. While business fundamentals were improving in many sectors, repeated surges of COVID-19 cases, uncertainty about the rollout of vaccines and ongoing weakness in parts of the economy limited our appetite for credit risk.

In the final months of the fiscal year, we became more comfortable assuming credit risk as U.S. vaccine distribution picked up pace and the economic picture improved. We increased our weighting of BBB-rated bonds, shortened the duration of the portfolio to reduce exposure to rising long-term interest rates and reduced our U.S. Treasury holdings.

By the end of the year, we held significant weightings in our highest conviction ideas, such as midstream energy companies that are poised to benefit from increasing economic activity, and technology companies that are well-positioned for continued growth in digital commerce. We also increased our exposure to retailers, banks and real estate investment trusts, while reducing media, pharmaceutical and utility company holdings. We held overweight positions in tobacco and auto companies and a significant underweight in consumer non-cyclicals.

Outlook

Looking ahead, we expect that the U.S. economy will continue to recover, although the pace of expansion will depend partly on the degree of ongoing fiscal and monetary support. Concerns about higher inflation may weigh further on bond valuations, although we do not anticipate significant widening of credit spreads absent an unexpected catalyst.

Spreads remain tight across the investment-grade rating scale, and many companies carry significant leverage following record issuance in 2020. While business fundamentals should continue to improve as the economy opens further, we remain cautious considering risks that could derail the progress made so far. Such risks include a shift to tighter monetary policy at the Fed, a setback in the battle against COVID-19, and unfavorable changes in U.S. corporate tax or regulatory policy.

In this climate, we remain focused on finding idiosyncratic opportunities to buy the bonds of companies with compelling fundamentals at reasonable valuations. At the same time, we are maintaining a cushion of liquidity to take advantage of any future market disruptions.

We thank you for making American Funds Corporate Bond Fund part of your portfolio.

Cordially,

Scott Sykes
President

July 13, 2021

2	American Funds Corporate Bond Fund

The value of a hypothetical $10,000 investment

How a hypothetical $10,000 investment has fared for the period December 14, 2012, to May 31, 2021, with all distributions reinvested.

Fund results shown are for Class A shares and Class F-2 shares. Class A shares results reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment1; thus, the net amount invested was $9,625.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Source: Bloomberg Index Services Ltd. The Bloomberg Barclays U.S. Corporate Investment Grade Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Source: Refinitiv Lipper. Results of the Lipper Corporate Debt Funds BBB-Rated Average do not reflect any sales charges.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Total returns based on a $1,000 investment (for the periods ended May 31, 2021)

	Cumulative	Average annual total return
	total return		Lifetime
	1 year	5 years	(since 12/14/12)

Class A shares*	–2.73%	4.22%	4.13%
Class F-2 shares	1.37	5.29	4.68

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least October 30, 2021. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. Investment results shown reflect the reimbursement, without which the results would have been lower. Refer to the fund’s most recent prospectus for details. Visit capitalgroup.com for more information.

Although the fund has plans of distribution for Class A shares, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Because fees for distribution services were not charged on these assets, total returns were higher. See the “Plans of distribution” section of the prospectus for information on the distribution service fees permitted to be charged by the fund.

American Funds Corporate Bond Fund	3

Investment portfolio May 31, 2021

Industry sector diversification	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	3.44%
AAA/Aaa	1.50
AA/Aa	13.26
A/A	36.87
BBB/Baa	38.64
Below investment grade	3.33
Short-term securities & other assets less liabilities	2.96

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 97.04%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 92.88%
Financials 20.47%
ACE INA Holdings, Inc. 2.875% 2022	$1,205	$1,246
ACE INA Holdings, Inc. 3.35% 2026	675	743
Allstate Corp. 0.75% 2025	690	687
Allstate Corp. 1.45% 2030	2,000	1,882
Allstate Corp. 3.85% 2049	1,000	1,137
American International Group, Inc. 2.50% 2025	1,500	1,587
American International Group, Inc. 3.90% 2026	300	335
American International Group, Inc. 3.40% 2030	2,360	2,551
American International Group, Inc. 4.80% 2045	100	121
American International Group, Inc. 4.375% 2050	2,140	2,482
AON Corp. 2.20% 2022	2,126	2,184
Arthur J. Gallagher & Co. 2.50% 2031	1,015	1,013
Arthur J. Gallagher & Co. 3.50% 2051	912	927
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[1]	1,703	1,728
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	10,000	10,131
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	11,819	11,304
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	9,887	9,455
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[1]	14,564	14,710
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[1]	15,845	16,076
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[1]	2,500	2,366
Bank of America Corp. 3.311% 2042 (USD-SOFR + 1.58% on 4/22/2041)[1]	854	875
Bank of America Corp. 3.483% 2052 (USD-SOFR + 1.65% on 3/11/2051)[1]	265	275
Bank of Montreal, junior subordinated, 3.803% 2032 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 1.432% on 12/15/2027)[1,2]	1,025	1,133
Bank of New Zealand 1.00% 2026[2]	1,925	1,910
Berkshire Hathaway Finance Corp. 4.20% 2048	813	967
Berkshire Hathaway Finance Corp. 4.25% 2049	300	359
Berkshire Hathaway, Inc. 3.125% 2026	350	384

4	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Berkshire Hathaway, Inc. 4.50% 2043	$125	$157
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	10,325	10,464
Chubb INA Holdings, Inc. 1.375% 2030	1,250	1,173
Citigroup, Inc. 2.75% 2022	3,213	3,279
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	4,000	4,050
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[1]	7,020	7,042
Commonwealth Bank of Australia 2.688% 2031[2]	2,425	2,383
Commonwealth Bank of Australia 3.61% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/12/2029)[1,2]	1,375	1,438
Commonwealth Bank of Australia 3.61% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/12/2029)[1]	1,000	1,046
Commonwealth Bank of Australia 3.305% 2041[2]	2,900	2,862
Cooperatieve Rabobank UA 2.625% 2024[2]	1,200	1,269
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	350	358
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]	2,575	2,545
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	650	673
Credit Suisse Group AG 3.80% 2023	425	452
Credit Suisse Group AG 2.95% 2025	1,275	1,371
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	12,918	14,380
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	3,975	4,042
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	7,694	7,830
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	5,436	5,713
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[1]	950	947
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	1,950	1,959
Five Corners Funding Trust II 2.85% 2030[2]	1,000	1,039
GE Capital Funding, LLC 3.45% 2025	250	273
GE Capital Funding, LLC 4.05% 2027	250	283
GE Capital Funding, LLC 4.40% 2030	688	792
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[1]	1,525	1,520
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[1]	3,796	3,758
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 1.326% 2026[3]	500	514
Goldman Sachs Group, Inc. 2.60% 2030	4,004	4,116
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	2,049	1,958
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	18,609	18,766
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[1]	5,391	5,457
Groupe BPCE SA 5.15% 2024[2]	620	696
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	9,525	9,598
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	1,450	1,407
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[1]	925	1,061
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]	4,565	5,042
HSBC Holdings PLC 2.85% 2031 (USD-SOFR + 2.387% on 6/4/2030)[1]	610	623
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[1]	5,000	5,053
Intercontinental Exchange, Inc. 3.00% 2060	2,810	2,588
Intesa Sanpaolo SpA 3.25% 2024[2]	700	747
Intesa Sanpaolo SpA 3.875% 2028[2]	657	705
Intesa Sanpaolo SpA 4.00% 2029[2]	400	434
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[1]	1,225	1,223
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[1]	2,908	3,047
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	5,935	5,885
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	21,706	21,453
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	5,277	5,320
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[1]	8,903	8,977
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[1]	1,807	1,785
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[1]	2,095	2,123
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[1]	3,710	4,044
Lloyds Banking Group PLC 3.75% 2027	213	236
Lloyds Banking Group PLC 4.375% 2028	590	675
Lloyds Banking Group PLC 4.55% 2028	830	962
Marsh & McLennan Companies, Inc. 4.375% 2029	480	560
Marsh & McLennan Companies, Inc. 2.25% 2030	500	502
Marsh & McLennan Companies, Inc. 4.90% 2049	850	1,113
MetLife, Inc. 4.55% 2030	2,670	3,167
MetLife, Inc. 4.60% 2046	100	124
Metropolitan Life Global Funding I 3.45% 2021[2]	150	152
Metropolitan Life Global Funding I 2.40% 2022[2]	480	491

American Funds Corporate Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Metropolitan Life Global Funding I 1.95% 2023[2]	$1,700	$1,746
Metropolitan Life Global Funding I 0.40% 2024[2]	5,362	5,359
Metropolitan Life Global Funding I 3.60% 2024[2]	400	432
Metropolitan Life Global Funding I 0.95% 2025[2]	5,728	5,731
Metropolitan Life Global Funding I 3.45% 2026[2]	150	167
Metropolitan Life Global Funding I 3.00% 2027[2]	700	760
Metropolitan Life Global Funding I 3.05% 2029[2]	750	804
Metropolitan Life Global Funding I 1.55% 2031[2]	1,000	937
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	2,190	2,357
Morgan Stanley 2.625% 2021	1,621	1,639
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[1]	5,000	5,012
Morgan Stanley 3.70% 2024	1,260	1,384
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	17,779	17,575
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[1]	3,000	3,139
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	11,548	11,659
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	4,620	4,359
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[1]	1,524	1,553
National Australia Bank, Ltd. 2.332% 2030[2]	1,100	1,058
Nationwide Building Society 3.96% 2030 (3-month USD-LIBOR + 1.855% on 7/18/2029)[1,2]	400	444
Nationwide Building Society 4.125% 2032 (5-year USD-ICE Swap + 1.849% on 10/18/2027)[1,2]	500	549
New York Life Global Funding 1.70% 2021[2]	900	904
New York Life Global Funding 2.30% 2022[2]	1,150	1,175
New York Life Global Funding 0.95% 2025[2]	6,592	6,607
New York Life Global Funding 0.85% 2026[2]	3,480	3,436
New York Life Global Funding 3.00% 2028[2]	100	108
New York Life Global Funding 1.20% 2030[2]	4,785	4,419
Northwestern Mutual Global Funding 0.80% 2026[2]	5,583	5,535
Nuveen, LLC 4.00% 2028[2]	220	251
PRICOA Global Funding I 3.45% 2023[2]	175	188
Progressive Corp. 3.20% 2030	710	769
Prudential Financial, Inc. 3.905% 2047	350	389
Prudential Financial, Inc. 4.35% 2050	250	297
Prudential Financial, Inc. 3.70% 2051	1,225	1,320
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[1]	500	579
Royal Bank of Canada 1.20% 2026	6,088	6,091
Royal Bank of Scotland PLC 3.073% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[1]	800	844
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	600	681
Travelers Companies, Inc. 4.00% 2047	105	123
Travelers Companies, Inc. 4.05% 2048	100	118
Travelers Companies, Inc. 4.10% 2049	380	454
Travelers Companies, Inc. 2.55% 2050	603	552
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	2,600	2,593
Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)[1]	4,336	4,349
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]	15,000	15,783
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[1]	1,351	1,469
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	3,058	3,129
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	4,178	4,346
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[1]	2,128	2,315
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]	1,225	1,190
Willis North America, Inc. 2.95% 2029	913	959
Willis North America, Inc. 3.875% 2049	500	547
		430,454

Utilities 14.75%
AEP Texas, Inc. 3.45% 2051	3,300	3,290
AEP Transmission Co. LLC 3.80% 2049	200	221
AEP Transmission Co. LLC 3.65% 2050	275	298
Ameren Corp. 1.75% 2028	3,075	3,042

6	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
American Electric Power Company, Inc. 1.00% 2025	$1,100	$1,095
Atlantic City Electric Co. 2.30% 2031	2,950	2,953
Avangrid, Inc. 3.20% 2025	1,950	2,102
CenterPoint Energy, Inc. 2.95% 2030	2,710	2,831
CenterPoint Energy, Inc. 2.65% 2031	4,400	4,423
CenterPoint Energy, Inc. 2.90% 2050	375	362
Cleveland Electric Illuminating Co. 4.55% 2030[2]	2,500	2,812
CMS Energy Corp. 3.45% 2027	750	831
CMS Energy Corp. 4.875% 2044	375	450
Connecticut Light and Power Co. 0.75% 2025	5,675	5,615
Connecticut Light and Power Co. 3.20% 2027	1,125	1,236
Consumers Energy Co. 0.35% 2023	925	925
Consumers Energy Co. 3.10% 2050	1,305	1,315
Dominion Resources, Inc., junior subordinated, 3.071% 2024[1]	1,000	1,067
Duke Energy Carolinas, LLC 2.55% 2031	4,901	5,038
Duke Energy Corp. 0.90% 2025	1,050	1,042
Duke Energy Ohio, Inc. 2.125% 2030	900	894
Edison International 3.55% 2024	1,821	1,959
Edison International 5.75% 2027	3,034	3,489
Edison International 4.125% 2028	12,913	13,691
Emera US Finance LP 2.639% 2031[2]	7,975	7,945
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	1,167	1,345
Entergy Corp. 2.95% 2026	4,637	4,963
Entergy Corp. 1.60% 2030	1,300	1,230
Entergy Corp. 2.40% 2031	5,825	5,735
Entergy Corp. 3.75% 2050	350	368
Entergy Louisiana, LLC 2.90% 2051	850	809
Entergy Texas, Inc. 1.75% 2031	4,050	3,808
Exelon Corp. 4.70% 2050	200	244
FirstEnergy Corp. 3.35% 2022[1]	5,389	5,511
FirstEnergy Corp. 2.05% 2025	275	277
FirstEnergy Corp. 1.60% 2026	4,825	4,685
FirstEnergy Corp. 4.40% 2027[1]	21,708	23,692
FirstEnergy Corp. 3.50% 2028[2]	1,000	1,051
FirstEnergy Corp. 4.10% 2028[2]	3,000	3,335
FirstEnergy Corp. 2.25% 2030	8,830	8,288
FirstEnergy Corp. 2.65% 2030	14,891	14,467
FirstEnergy Corp. 7.375% 2031	3,389	4,519
FirstEnergy Transmission LLC 2.866% 2028[2]	15,625	15,985
Florida Power & Light Co. 5.95% 2038	450	629
Gulf Power Co. 3.30% 2027	1,000	1,104
Interstate Power and Light Co. 2.30% 2030	1,000	1,002
IPALCO Enterprises, Inc. 3.70% 2024	400	433
Jersey Central Power & Light Co. 4.30% 2026[2]	1,085	1,205
Metropolitan Edison Co. 4.30% 2029[2]	200	222
Mississippi Power Co. 3.95% 2028	604	674
Mississippi Power Co. 4.25% 2042	1,450	1,660
NextEra Energy Capital Holdings, Inc. 2.75% 2025	2,275	2,423
NextEra Energy Capital Holdings, Inc. 2.75% 2029	642	669
Niagara Mohawk Power Corp. 3.508% 2024[2]	300	324
Northern States Power Co. 2.60% 2051	2,077	1,923
Pacific Gas and Electric Co. 2.95% 2026	5,457	5,597
Pacific Gas and Electric Co. 3.15% 2026	8,182	8,480
Pacific Gas and Electric Co. 3.30% 2027	7,275	7,502
Pacific Gas and Electric Co. 3.30% 2027	4,391	4,519
Pacific Gas and Electric Co. 4.65% 2028	1,442	1,581
Pacific Gas and Electric Co. 4.55% 2030	18,344	19,314
Pacific Gas and Electric Co. 2.50% 2031	7,587	7,021
Pacific Gas and Electric Co. 3.25% 2031	2,650	2,586
Pacific Gas and Electric Co. 3.30% 2040	318	280
Pacific Gas and Electric Co. 3.75% 2042	500	447
Pacific Gas and Electric Co. 3.50% 2050	6,020	5,213
Pacific Gas and Electric Co. 4.95% 2050	740	749
PacifiCorp, First Mortgage Bonds, 3.50% 2029	1,000	1,100
Peco Energy Co. 2.80% 2050	1,800	1,724
Progress Energy, Inc. 7.00% 2031	3,480	4,763
Public Service Company of Colorado 1.875% 2031	1,900	1,854

American Funds Corporate Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Public Service Electric and Gas Co. 0.95% 2026	$8,900	$8,878
Public Service Electric and Gas Co. 3.65% 2028	1,000	1,124
Public Service Electric and Gas Co. 2.05% 2050	850	700
Public Service Enterprise Group, Inc. 1.60% 2030	4,941	4,633
San Diego Gas & Electric Co. 2.50% 2026	364	386
San Diego Gas & Electric Co. 1.70% 2030	1,856	1,774
San Diego Gas & Electric Co. 6.125% 2037	1,650	2,196
San Diego Gas & Electric Co. 4.10% 2049	551	639
Southern California Edison Co. 3.70% 2025	5,244	5,751
Southern California Edison Co. 1.20% 2026	1,434	1,425
Southern California Edison Co. 3.65% 2028	150	163
Southern California Edison Co. 2.85% 2029	1,000	1,031
Southern California Edison Co. 2.25% 2030	3,460	3,396
Southern California Edison Co. 4.00% 2047	205	209
Southern California Edison Co. 4.125% 2048	195	202
Southern California Edison Co. 3.65% 2050	4,215	4,144
Southern California Edison Co. 2.95% 2051	3,653	3,235
Southern California Edison Co., Series C, 3.60% 2045	956	940
Virginia Electric and Power Co. 3.15% 2026	1,150	1,258
Virginia Electric and Power Co. 2.45% 2050	2,700	2,380
Xcel Energy, Inc. 3.35% 2026	5,712	6,247
Xcel Energy, Inc. 2.60% 2029	4,300	4,442
Xcel Energy, Inc. 3.50% 2049	650	675
		310,064

Energy 10.44%
BP Capital Markets America, Inc. 1.749% 2030	1,459	1,401
BP Capital Markets PLC 3.79% 2024	3,625	3,938
BP Capital Markets PLC 3.41% 2026	1,750	1,929
Canadian Natural Resources, Ltd. 2.95% 2023	997	1,036
Canadian Natural Resources, Ltd. 2.05% 2025	997	1,023
Canadian Natural Resources, Ltd. 3.85% 2027	5,095	5,634
Canadian Natural Resources, Ltd. 2.95% 2030	1,663	1,702
Canadian Natural Resources, Ltd. 4.95% 2047	138	166
Cheniere Energy, Inc. 3.70% 2029	8,148	8,760
Chevron Corp. 1.554% 2025	680	702
Chevron Corp. 2.954% 2026	760	826
Chevron Corp. 1.995% 2027	2,925	3,039
Chevron Corp. 2.236% 2030	1,904	1,937
Chevron USA, Inc. 0.687% 2025	13,680	13,637
Chevron USA, Inc. 1.018% 2027	16,820	16,483
ConocoPhillips 4.30% 2028[2]	1,037	1,192
ConocoPhillips 2.40% 2031[2]	1,035	1,041
Diamondback Energy, Inc. 4.40% 2051	2,433	2,629
Enbridge Energy Partners LP 7.375% 2045	3,751	5,697
Energy Transfer Operating LP 2.90% 2025	1,501	1,582
Energy Transfer Operating LP 3.75% 2030	2,041	2,174
Energy Transfer Operating LP 5.00% 2050	11,821	13,081
Energy Transfer Partners LP 4.20% 2027	1,623	1,787
Energy Transfer Partners LP 6.125% 2045	725	875
Energy Transfer Partners LP 5.30% 2047	515	576
Energy Transfer Partners LP 6.00% 2048	2,673	3,240
Energy Transfer Partners LP 6.25% 2049	955	1,194
Enterprise Products Operating LLC 2.80% 2030	848	883
Enterprise Products Operating LLC 3.20% 2052	3,412	3,214
Exxon Mobil Corp. 2.019% 2024	3,660	3,833
Exxon Mobil Corp. 2.992% 2025	1,000	1,080
Exxon Mobil Corp. 2.44% 2029	1,103	1,142
Exxon Mobil Corp. 2.995% 2039	120	120
Exxon Mobil Corp. 3.452% 2051	155	161
Gray Oak Pipeline, LLC 3.45% 2027[2]	1,945	2,038
Kinder Morgan Energy Partners LP 3.50% 2023	1,570	1,664
Kinder Morgan, Inc. 3.15% 2023	610	636
Kinder Morgan, Inc. 2.00% 2031	2,000	1,892
Kinder Morgan, Inc. 5.20% 2048	651	785
Kinder Morgan, Inc. 3.25% 2050	1,500	1,380
MPLX LP 3.50% 2022	650	677

8	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
MPLX LP 1.75% 2026	$4,497	$4,559
MPLX LP 4.80% 2029	690	800
MPLX LP 2.65% 2030	5,601	5,572
MPLX LP 5.50% 2049	3,525	4,363
ONEOK, Inc. 2.20% 2025	1,907	1,964
ONEOK, Inc. 5.85% 2026	5,015	5,953
ONEOK, Inc. 4.00% 2027	259	286
ONEOK, Inc. 4.55% 2028	85	96
ONEOK, Inc. 4.35% 2029	151	169
ONEOK, Inc. 3.10% 2030	2,779	2,857
ONEOK, Inc. 6.35% 2031	2,538	3,219
ONEOK, Inc. 4.95% 2047	608	684
ONEOK, Inc. 5.20% 2048	2,577	3,008
ONEOK, Inc. 4.45% 2049	1,442	1,533
ONEOK, Inc. 4.50% 2050	551	589
ONEOK, Inc. 7.15% 2051	1,095	1,538
Petróleos Mexicanos (3-month USD-LIBOR + 3.65%) 3.827% 2022[3]	1,600	1,628
Petróleos Mexicanos 4.875% 2022	1,610	1,645
Petróleos Mexicanos 3.50% 2023	2,160	2,216
Petróleos Mexicanos 6.875% 2025[2]	2,131	2,383
Petróleos Mexicanos 6.875% 2025	755	844
Petróleos Mexicanos 6.50% 2027	1,670	1,785
Petróleos Mexicanos 5.35% 2028	430	427
Phillips 66 2.15% 2030	516	499
Pioneer Natural Resources Company 1.125% 2026	286	284
Pioneer Natural Resources Company 1.90% 2030	2,458	2,316
Pioneer Natural Resources Company 2.15% 2031	549	528
Plains All American Pipeline LP 3.80% 2030	1,417	1,493
Sabine Pass Liquefaction, LLC 4.50% 2030	6,877	7,803
Shell International Finance BV 2.375% 2025	1,250	1,324
Shell International Finance BV 3.875% 2028	1,440	1,640
Shell International Finance BV 2.375% 2029	1,800	1,850
Shell International Finance BV 2.75% 2030	5,000	5,255
Shell International Finance BV 3.125% 2049	280	279
Shell International Finance BV 3.25% 2050	620	633
Suncor Energy, Inc. 3.75% 2051	1,493	1,544
Sunoco Logistics Operating Partners LP 4.00% 2027	790	864
Sunoco Logistics Operating Partners LP 5.40% 2047	451	513
Total Capital International 3.455% 2029	2,860	3,151
Total Capital International 3.127% 2050	1,026	995
Total SE 2.986% 2041	560	554
TransCanada PipeLines, Ltd. 4.10% 2030	7,332	8,327
TransCanada PipeLines, Ltd. 5.10% 2049	750	947
Williams Companies, Inc. 2.60% 2031	4,192	4,179
Williams Companies, Inc. 3.50% 2030	6,266	6,725
Williams Partners LP 4.50% 2023	2,000	2,176
Williams Partners LP 3.90% 2025	165	181
Williams Partners LP 6.30% 2040	248	328
Williams Partners LP 5.10% 2045	165	195
		219,487

Health care 9.27%
Abbott Laboratories 3.40% 2023	1,556	1,667
Abbott Laboratories 3.75% 2026	31	35
AbbVie, Inc. 2.95% 2026	362	389
AbbVie, Inc. 3.20% 2029	825	886
AbbVie, Inc. 4.25% 2049	780	900
AmerisourceBergen Corp. 2.70% 2031	7,480	7,616
Amgen, Inc. 3.15% 2040	278	282
Amgen, Inc. 3.375% 2050	449	455
AstraZeneca Finance LLC 1.75% 2028	1,891	1,892
AstraZeneca Finance LLC 2.25% 2031	1,288	1,292
AstraZeneca PLC 2.375% 2022	1,000	1,020
AstraZeneca PLC 3.375% 2025	1,740	1,914
AstraZeneca PLC 0.70% 2026	5,265	5,162
AstraZeneca PLC 4.00% 2029	1,102	1,260
AstraZeneca PLC 1.375% 2030	2,000	1,878

American Funds Corporate Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
AstraZeneca PLC 3.00% 2051	$1,972	$1,951
Bayer US Finance II LLC 4.25% 2025[2]	450	505
Bayer US Finance II LLC 4.375% 2028[2]	1,800	2,049
Bayer US Finance II LLC 4.875% 2048[2]	800	958
Becton, Dickinson and Company 2.894% 2022	4,272	4,377
Becton, Dickinson and Company 3.363% 2024	1,150	1,238
Becton, Dickinson and Company 3.70% 2027	9,331	10,406
Becton, Dickinson and Company 2.823% 2030	1,260	1,305
Becton, Dickinson and Company 3.794% 2050	425	456
Boston Scientific Corp. 3.375% 2022	350	360
Boston Scientific Corp. 3.45% 2024	300	322
Boston Scientific Corp. 3.75% 2026	1,146	1,276
Boston Scientific Corp. 2.65% 2030	4,280	4,361
Boston Scientific Corp. 4.70% 2049	415	512
Bristol-Myers Squibb Company 1.45% 2030	4,023	3,825
Centene Corp. 4.625% 2029	2,470	2,670
Centene Corp. 3.00% 2030	4,185	4,192
Centene Corp. 3.375% 2030	1,963	1,985
Centene Corp. 2.50% 2031	5,015	4,812
Cigna Corp. 3.75% 2023	144	154
Cigna Corp. 4.375% 2028	1,160	1,339
Cigna Corp. 2.40% 2030	1,900	1,919
Cigna Corp. 2.375% 2031	14,886	14,853
CVS Health Corp. 1.30% 2027	5,000	4,888
CVS Health Corp. 4.30% 2028	436	500
CVS Health Corp. 1.75% 2030	2,500	2,381
CVS Health Corp. 1.875% 2031	5,000	4,768
CVS Health Corp. 5.05% 2048	68	84
Eli Lilly and Company 2.35% 2022	2,000	2,042
Eli Lilly and Company 2.75% 2025	688	739
Eli Lilly and Company 3.375% 2029	2,990	3,316
GlaxoSmithKline PLC 2.875% 2022	1,514	1,552
GlaxoSmithKline PLC 3.375% 2023	475	504
GlaxoSmithKline PLC 3.00% 2024	1,115	1,198
GlaxoSmithKline PLC 3.625% 2025	2,934	3,254
GlaxoSmithKline PLC 3.875% 2028	2,240	2,549
GlaxoSmithKline PLC 3.375% 2029	1,145	1,260
HCA, Inc. 4.125% 2029	1,000	1,120
Johnson & Johnson 1.30% 2030	1,977	1,897
Johnson & Johnson 2.10% 2040	1,690	1,562
Laboratory Corporation of America Holdings 2.70% 2031	1,000	1,003
Medtronic, Inc. 3.50% 2025	62	68
Merck & Co., Inc. 2.90% 2024	1,000	1,069
Merck & Co., Inc. 2.75% 2025	1,845	1,976
Merck & Co., Inc. 1.45% 2030	4,479	4,313
Novartis Capital Corp. 1.75% 2025	3,478	3,613
Novartis Capital Corp. 2.00% 2027	3,510	3,656
Novartis Capital Corp. 2.20% 2030	6,858	6,998
Partners HealthCare System, Inc. 3.192% 2049	1,000	1,034
Pfizer, Inc. 3.00% 2021	657	663
Pfizer, Inc. 2.80% 2022	459	468
Pfizer, Inc. 3.2% 2023	2,102	2,237
Pfizer, Inc. 2.95% 2024	2,000	2,143
Pfizer, Inc. 2.75% 2026	2,188	2,374
Pfizer, Inc. 1.70% 2030	5,270	5,160
Shire PLC 3.20% 2026	2,824	3,087
STERIS Irish FinCo Unlimited Co. 3.75% 2051	940	962
Summa Health 3.511% 2051	665	679
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	4,263	4,652
Teva Pharmaceutical Finance Co. BV 2.80% 2023	5,365	5,321
Teva Pharmaceutical Finance Co. BV 3.15% 2026	615	580
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,650	1,417
Thermo Fisher Scientific, Inc. 4.497% 2030	330	389
UnitedHealth Group, Inc. 2.375% 2024	535	566
UnitedHealth Group, Inc. 3.75% 2025	400	446
UnitedHealth Group, Inc. 2.875% 2029	1,155	1,236
UnitedHealth Group, Inc. 2.00% 2030	2,000	1,994

10	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
UnitedHealth Group, Inc. 2.30% 2031	$1,718	$1,728
UnitedHealth Group, Inc. 3.05% 2041	2,000	2,034
UnitedHealth Group, Inc. 4.45% 2048	1,220	1,509
UnitedHealth Group, Inc. 2.90% 2050	1,000	971
UnitedHealth Group, Inc. 3.25% 2051	2,907	2,974
Zimmer Holdings, Inc. 3.15% 2022	400	408
Zimmer Holdings, Inc. 3.70% 2023	925	976
		194,791

Information technology 9.03%
Adobe, Inc. 1.90% 2025	327	341
Adobe, Inc. 2.15% 2027	616	648
Adobe, Inc. 2.30% 2030	6,124	6,285
Apple, Inc. 1.80% 2024	1,000	1,044
Apple, Inc. 0.55% 2025	5,845	5,796
Apple, Inc. 1.125% 2025	2,579	2,618
Apple, Inc. 1.25% 2030	6,895	6,501
Apple, Inc. 1.65% 2031	3,000	2,902
Apple, Inc. 2.375% 2041	1,310	1,222
Apple, Inc. 2.40% 2050	3,100	2,745
Apple, Inc. 2.65% 2050	529	489
Apple, Inc. 2.65% 2051	9,535	8,925
Apple, Inc. 2.80% 2061	965	887
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.875% 2027	1,090	1,198
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.50% 2028	767	826
Broadcom, Inc. 4.75% 2029	5,255	6,016
Broadcom, Inc. 4.15% 2030	2,000	2,192
Broadcom, Inc. 5.00% 2030	6,190	7,152
Broadcom, Inc. 3.419% 2033[2]	812	829
Broadcom, Inc. 3.469% 2034[2]	2,165	2,195
Broadcom, Inc. 3.50% 2041[2]	5,505	5,331
Broadcom, Inc. 3.75% 2051[2]	2,278	2,217
Fidelity National Information Services, Inc. 1.15% 2026	4,758	4,725
Fidelity National Information Services, Inc. 1.65% 2028	3,028	2,978
Fidelity National Information Services, Inc. 2.25% 2031	6,721	6,591
Fidelity National Information Services, Inc. 3.10% 2041	273	269
Fiserv, Inc. 2.25% 2027	2,109	2,182
Fiserv, Inc. 3.50% 2029	2,835	3,081
Fiserv, Inc. 2.65% 2030	3,850	3,934
Fiserv, Inc. 4.40% 2049	1,850	2,141
Fortinet, Inc. 2.20% 2031	1,523	1,488
Global Payments, Inc. 1.20% 2026	2,187	2,170
Global Payments, Inc. 2.90% 2030	4,786	4,913
Intuit, Inc. 0.65% 2023	960	968
Intuit, Inc. 0.95% 2025	1,615	1,623
Intuit, Inc. 1.35% 2027	1,790	1,785
Intuit, Inc. 1.65% 2030	2,035	1,973
Microsoft Corp. 2.40% 2022	3,000	3,040
Microsoft Corp. 3.30% 2027	1,500	1,673
Microsoft Corp. 2.525% 2050	1,370	1,279
Oracle Corp. 2.50% 2025	2,275	2,399
Oracle Corp. 2.30% 2028	2,904	2,967
Oracle Corp. 2.875% 2031	25,195	25,831
Oracle Corp. 3.60% 2050	4,945	4,876
Oracle Corp. 3.95% 2051	1,841	1,914
PayPal Holdings, Inc. 2.40% 2024	850	898
PayPal Holdings, Inc. 2.65% 2026	554	593
PayPal Holdings, Inc. 2.85% 2029	2,973	3,158
PayPal Holdings, Inc. 2.30% 2030	2,366	2,397
PayPal Holdings, Inc. 3.25% 2050	1,273	1,297
ServiceNow, Inc. 1.40% 2030	19,148	17,587
VeriSign, Inc. 2.70% 2031	1,609	1,615
Visa, Inc. 1.10% 2031	7,200	6,699
Visa, Inc. 2.00% 2050	3,000	2,489
		189,892

American Funds Corporate Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples 6.81%
7-Eleven, Inc. 0.95% 2026[2]	$3,910	$3,840
7-Eleven, Inc. 1.30% 2028[2]	4,080	3,940
7-Eleven, Inc. 1.80% 2031[2]	17,545	16,478
7-Eleven, Inc. 2.80% 2051[2]	100	90
Altria Group, Inc. 2.35% 2025	140	147
Altria Group, Inc. 4.40% 2026	97	110
Altria Group, Inc. 4.80% 2029	1,023	1,173
Altria Group, Inc. 3.40% 2030	984	1,028
Altria Group, Inc. 2.45% 2032	2,000	1,896
Altria Group, Inc. 5.80% 2039	110	133
Altria Group, Inc. 5.375% 2044	314	364
Altria Group, Inc. 5.95% 2049	2,433	2,994
Altria Group, Inc. 4.45% 2050	102	104
Altria Group, Inc. 3.70% 2051	5,865	5,342
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	5,095	6,119
Anheuser-Busch InBev NV 4.15% 2025	1,000	1,117
Anheuser-Busch InBev NV 4.00% 2028	200	227
Anheuser-Busch InBev NV 4.75% 2029	1,531	1,807
Anheuser-Busch InBev NV 3.50% 2030	2,216	2,428
Anheuser-Busch InBev NV 4.90% 2031	250	303
Anheuser-Busch InBev NV 5.55% 2049	889	1,165
Anheuser-Busch InBev NV 4.50% 2050	1,487	1,709
British American Tobacco International Finance PLC 1.668% 2026	986	984
British American Tobacco PLC 2.789% 2024	900	949
British American Tobacco PLC 3.215% 2026	705	749
British American Tobacco PLC 3.557% 2027	5,146	5,471
British American Tobacco PLC 4.70% 2027	180	203
British American Tobacco PLC 2.259% 2028	7,488	7,372
British American Tobacco PLC 4.906% 2030	4,186	4,745
British American Tobacco PLC 2.726% 2031	5,140	4,954
British American Tobacco PLC 4.54% 2047	2,567	2,574
British American Tobacco PLC 4.758% 2049	2,141	2,201
Coca-Cola Company 1.00% 2028	645	623
Coca-Cola Company 1.375% 2031	530	497
Coca-Cola Company 2.50% 2051	253	226
Conagra Brands, Inc. 4.30% 2024	2,900	3,207
Conagra Brands, Inc. 4.60% 2025	1,615	1,849
Conagra Brands, Inc. 1.375% 2027	2,710	2,639
Conagra Brands, Inc. 5.30% 2038	31	38
Conagra Brands, Inc. 5.40% 2048	617	797
Constellation Brands, Inc. 2.65% 2022	600	618
Constellation Brands, Inc. 4.25% 2023	457	490
Constellation Brands, Inc. 3.60% 2028	200	220
Constellation Brands, Inc. 2.875% 2030	2,873	2,977
Constellation Brands, Inc. 4.10% 2048	200	224
Costco Wholesale Corp. 2.30% 2022	150	153
Costco Wholesale Corp. 2.75% 2024	66	70
Keurig Dr Pepper, Inc. 4.057% 2023	320	342
Keurig Dr Pepper, Inc. 4.417% 2025	2,592	2,922
Keurig Dr Pepper, Inc. 4.597% 2028	591	689
Keurig Dr Pepper, Inc. 3.20% 2030	1,090	1,161
Keurig Dr Pepper, Inc. 5.085% 2048	450	575
Keurig Dr Pepper, Inc. 3.80% 2050	1,569	1,675
Kimberly-Clark Corp. 1.05% 2027	380	372
Kimberly-Clark Corp. 3.10% 2030	528	577
Molson Coors Brewing Co. 4.20% 2046	1,050	1,115
Nestlé Holdings, Inc. 3.35% 2023[2]	2,200	2,346
Nestlé Holdings, Inc. 0.625% 2026[2]	2,360	2,325
Nestlé Holdings, Inc. 1.00% 2027[2]	1,838	1,792
PepsiCo, Inc. 1.40% 2031	7,394	7,044
PepsiCo, Inc. 3.625% 2050	1,130	1,258
Philip Morris International, Inc. 2.875% 2024	972	1,037
Philip Morris International, Inc. 1.50% 2025	228	233
Philip Morris International, Inc. 0.875% 2026	1,035	1,025
Philip Morris International, Inc. 3.375% 2029	1,395	1,519
Philip Morris International, Inc. 1.75% 2030	4,312	4,097
Philip Morris International, Inc. 2.10% 2030	2,186	2,140

12	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Philip Morris International, Inc. 4.125% 2043	$512	$566
Philip Morris International, Inc. 4.25% 2044	431	487
Procter & Gamble Company 0.55% 2025	3,215	3,189
Procter & Gamble Company 1.00% 2026	946	954
Procter & Gamble Company 1.20% 2030	1,000	939
Procter & Gamble Company 3.00% 2030	152	166
Reynolds American, Inc. 4.45% 2025	225	250
Reynolds American, Inc. 5.85% 2045	225	262
Wal-Mart Stores, Inc. 3.125% 2021	1,000	1,002
Wal-Mart Stores, Inc. 2.85% 2024	1,602	1,719
Wal-Mart Stores, Inc. 3.05% 2026	550	604
Wal-Mart Stores, Inc. 3.70% 2028	350	397
Wal-Mart Stores, Inc. 2.375% 2029	1,000	1,052
		143,175

Industrials 5.80%
Boeing Company 4.875% 2025	1,650	1,855
Boeing Company 2.196% 2026	6,750	6,780
Boeing Company 2.75% 2026	8,914	9,289
Boeing Company 5.04% 2027	2,126	2,453
Boeing Company 3.25% 2028	13,799	14,533
Boeing Company 5.15% 2030	1,844	2,160
Boeing Company 3.625% 2031	102	108
Boeing Company 5.805% 2050	680	876
Burlington Northern Santa Fe LLC 3.00% 2023	1,000	1,042
Burlington Northern Santa Fe LLC 3.30% 2051	3,910	4,069
Burlington Northern Santa Fe LLC 3.05% 2051	3,740	3,751
Canadian National Railway Company 3.20% 2046	230	230
Carrier Global Corp. 2.242% 2025	2,742	2,868
Carrier Global Corp. 2.493% 2027	225	237
Carrier Global Corp. 2.722% 2030	488	501
Carrier Global Corp. 3.377% 2040	119	121
Carrier Global Corp. 3.577% 2050	103	105
CSX Corp. 3.80% 2028	1,559	1,749
CSX Corp. 4.25% 2029	1,000	1,151
CSX Corp. 2.40% 2030	425	432
CSX Corp. 3.35% 2049	1,015	1,029
CSX Corp. 2.50% 2051	3,775	3,294
General Dynamics Corp. 1.15% 2026	1,140	1,147
General Dynamics Corp. 3.75% 2028	736	833
General Dynamics Corp. 3.625% 2030	220	247
General Dynamics Corp. 2.25% 2031	1,617	1,635
General Electric Capital Corp. 3.373% 2025	2,025	2,214
General Electric Capital Corp. 4.418% 2035	500	582
General Electric Co. 3.45% 2027	8,118	8,945
General Electric Co. 3.625% 2030	875	962
General Electric Co. 4.25% 2040	575	651
General Electric Co. 4.125% 2042	108	120
General Electric Co. 4.35% 2050	3,314	3,782
Honeywell International, Inc. 2.30% 2024	80	85
Honeywell International, Inc. 1.35% 2025	124	127
Honeywell International, Inc. 2.70% 2029	1,522	1,611
Honeywell International, Inc. 1.95% 2030	2,750	2,755
Honeywell International, Inc. 2.80% 2050	150	147
L3Harris Technologies, Inc. 1.80% 2031	925	885
Masco Corp. 1.50% 2028	1,897	1,843
Masco Corp. 2.00% 2031	3,456	3,314
Masco Corp. 3.125% 2051	207	197
Norfolk Southern Corp. 3.05% 2050	1,554	1,494
Northrop Grumman Corp. 3.25% 2028	1,210	1,311
Northrop Grumman Corp. 5.25% 2050	229	311
Otis Worldwide Corp. 2.056% 2025	2,750	2,856
Otis Worldwide Corp. 2.293% 2027	1,750	1,818
Otis Worldwide Corp. 2.565% 2030	500	511
Otis Worldwide Corp. 3.362% 2050	1,250	1,270
Raytheon Technologies Corp. 2.80% 2022	390	397
Raytheon Technologies Corp. 2.25% 2030	250	250

American Funds Corporate Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Roper Technologies, Inc. 1.00% 2025	$1,000	$999
Roper Technologies, Inc. 1.40% 2027	1,500	1,473
Roper Technologies, Inc. 1.75% 2031	1,500	1,412
Siemens AG 2.90% 2022[2]	450	462
Siemens AG 1.20% 2026[2]	4,240	4,246
Triton Container International, Ltd. 1.15% 2024[2]	422	422
Union Pacific Corp. 3.15% 2024	750	805
Union Pacific Corp. 2.15% 2027	1,000	1,037
Union Pacific Corp. 2.40% 2030	470	480
Union Pacific Corp. 2.375% 2031	1,190	1,195
Union Pacific Corp. 2.891% 2036[2]	1,332	1,350
Union Pacific Corp. 4.30% 2049	510	596
Union Pacific Corp. 3.25% 2050	1,851	1,848
Union Pacific Corp. 3.95% 2059	805	878
United Technologies Corp. 3.65% 2023	23	24
United Technologies Corp. 3.95% 2025	1,535	1,714
United Technologies Corp. 4.125% 2028	1,475	1,682
United Technologies Corp. 4.50% 2042	250	300
		121,856

Communication services 5.74%
Alphabet, Inc. 1.10% 2030	1,260	1,179
Alphabet, Inc. 2.25% 2060	407	341
AT&T, Inc. 2.30% 2027	1,600	1,658
AT&T, Inc. 1.65% 2028	3,500	3,455
AT&T, Inc. 2.75% 2031	10,038	10,178
AT&T, Inc. 2.25% 2032	5,986	5,764
AT&T, Inc. 2.55% 2033[2]	3,538	3,421
AT&T, Inc. 3.50% 2053[2]	3,332	3,166
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	1,500	1,639
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	1,000	1,166
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,239	5,235
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	1,800	1,692
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	612	698
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	420	462
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	3,840	3,615
Comcast Corp. 3.10% 2025	2,100	2,278
Comcast Corp. 3.95% 2025	1,500	1,685
Comcast Corp. 4.15% 2028	1,000	1,154
Comcast Corp. 2.65% 2030	1,080	1,120
Comcast Corp. 1.50% 2031	4,800	4,464
Comcast Corp. 1.95% 2031	2,044	1,984
Comcast Corp. 4.00% 2047	200	226
Comcast Corp. 4.00% 2048	290	327
Comcast Corp. 2.80% 2051	3,800	3,507
Comcast Corp. 2.45% 2052	2,000	1,727
Discovery Communications, Inc. 3.625% 2030	301	322
Discovery Communications, Inc. 4.65% 2050	142	158
T-Mobile US, Inc. 1.50% 2026	1,200	1,205
T-Mobile US, Inc. 3.75% 2027	1,200	1,321
T-Mobile US, Inc. 2.05% 2028	2,450	2,443
T-Mobile US, Inc. 2.55% 2031	3,430	3,406
T-Mobile US, Inc. 3.00% 2041	423	398
T-Mobile US, Inc. 3.30% 2051	3,869	3,646
Verizon Communications, Inc. 0.85% 2025	1,700	1,684
Verizon Communications, Inc. 1.45% 2026	500	505
Verizon Communications, Inc. 3.00% 2027	1,975	2,129
Verizon Communications, Inc. 2.10% 2028	900	912
Verizon Communications, Inc. 4.329% 2028	1,230	1,415
Verizon Communications, Inc. 3.875% 2029	175	198
Verizon Communications, Inc. 4.016% 2029	220	249
Verizon Communications, Inc. 1.68% 2030	1,050	986
Verizon Communications, Inc. 1.75% 2031	7,675	7,218
Verizon Communications, Inc. 2.55% 2031	925	931
Verizon Communications, Inc. 2.65% 2040	5,000	4,615
Verizon Communications, Inc. 3.40% 2041	9,189	9,356
Verizon Communications, Inc. 3.85% 2042	206	226

14	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Verizon Communications, Inc. 2.875% 2050	$1,529	$1,382
Verizon Communications, Inc. 3.55% 2051	5,000	5,077
Verizon Communications, Inc. 3.70% 2061	900	910
Vodafone Group PLC 4.25% 2050	1,500	1,665
Walt Disney Company 2.65% 2031	5,556	5,740
Walt Disney Company 3.60% 2051	350	376
		120,614

Consumer discretionary 5.21%
Amazon.com, Inc. 3.80% 2024	700	774
Amazon.com, Inc. 1.20% 2027	1,250	1,246
Amazon.com, Inc. 1.65% 2028	2,060	2,071
Amazon.com, Inc. 1.50% 2030	6,000	5,795
Amazon.com, Inc. 2.10% 2031	4,973	4,991
Amazon.com, Inc. 2.875% 2041	2,080	2,069
Amazon.com, Inc. 2.50% 2050	1,920	1,727
Amazon.com, Inc. 3.10% 2051	2,000	1,998
Amazon.com, Inc. 2.70% 2060	1,745	1,558
American Honda Finance Corp. 0.55% 2024	4,210	4,211
American Honda Finance Corp. 1.00% 2025	1,000	1,005
American Honda Finance Corp. 1.20% 2025	4,832	4,898
American Honda Finance Corp. 1.80% 2031	1,610	1,557
Bayerische Motoren Werke AG 3.80% 2023[2]	1,059	1,125
Bayerische Motoren Werke AG 3.90% 2025[2]	257	285
Bayerische Motoren Werke AG 2.55% 2031[2]	2,186	2,244
DaimlerChrysler North America Holding Corp. 0.75% 2024[2]	1,000	1,003
DaimlerChrysler North America Holding Corp. 1.45% 2026[2]	5,075	5,128
DaimlerChrysler North America Holding Corp. 2.45% 2031[2]	3,425	3,464
General Motors Company 5.40% 2023	737	816
General Motors Company 6.125% 2025	823	979
General Motors Company 6.60% 2036	45	61
General Motors Company 6.75% 2046	305	425
General Motors Financial Co. 5.20% 2023	738	798
General Motors Financial Co. 1.05% 2024	150	151
General Motors Financial Co. 3.50% 2024	1,690	1,824
General Motors Financial Co. 2.75% 2025	4,295	4,541
General Motors Financial Co. 2.90% 2025	250	265
General Motors Financial Co. 2.40% 2028	1,450	1,468
Home Depot, Inc. 0.90% 2028	1,431	1,390
Home Depot, Inc. 3.90% 2028	125	143
Home Depot, Inc. 2.95% 2029	4,333	4,676
Home Depot, Inc. 1.375% 2031	5,562	5,217
Home Depot, Inc. 4.50% 2048	85	106
Home Depot, Inc. 3.125% 2049	96	97
Home Depot, Inc. 3.35% 2050	1,570	1,653
Home Depot, Inc. 2.375% 2051	1,149	1,013
Hyundai Capital America 1.80% 2025[2]	774	785
Hyundai Capital America 2.375% 2027[2]	210	214
Lowe’s Companies, Inc. 3.65% 2029	2,002	2,214
Lowe’s Companies, Inc. 4.05% 2047	39	43
Lowe’s Companies, Inc. 3.00% 2050	646	608
Marriott International, Inc. 2.85% 2031	2,260	2,256
McDonald’s Corp. 2.125% 2030	404	403
Morongo Band of Mission Indians 7.00% 2039[2]	1,100	1,378
Toyota Motor Credit Corp. 0.50% 2023	1,500	1,507
Toyota Motor Credit Corp. 0.45% 2024	500	501
Toyota Motor Credit Corp. 0.80% 2025	4,990	4,971
Toyota Motor Credit Corp. 1.80% 2025	200	208
Toyota Motor Credit Corp. 0.80% 2026	640	638
Toyota Motor Credit Corp. 1.15% 2027	6,500	6,397
Toyota Motor Credit Corp. 3.20% 2027	840	929
Toyota Motor Credit Corp. 1.90% 2028	2,440	2,476
Toyota Motor Credit Corp. 3.05% 2028	384	417
Toyota Motor Credit Corp. 3.375% 2030	1,804	1,993
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	475	483
Volkswagen Group of America Finance, LLC 2.90% 2022[2]	450	461

American Funds Corporate Bond Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	$1,334	$1,421
Volkswagen Group of America Finance, LLC 1.25% 2025[2]	4,960	4,962
Volkswagen Group of America Finance, LLC 1.625% 2027[2]	1,620	1,604
		109,641

Real estate 2.84%
Alexandria Real Estate Equities, Inc. 3.80% 2026	105	117
Alexandria Real Estate Equities, Inc. 3.95% 2028	35	39
Alexandria Real Estate Equities, Inc. 2.75% 2029	184	190
Alexandria Real Estate Equities, Inc. 3.375% 2031	217	234
Alexandria Real Estate Equities, Inc. 1.875% 2033	938	868
American Campus Communities, Inc. 3.75% 2023	1,800	1,892
American Campus Communities, Inc. 4.125% 2024	1,515	1,656
American Campus Communities, Inc. 3.30% 2026	1,686	1,820
American Campus Communities, Inc. 3.625% 2027	240	263
American Campus Communities, Inc. 2.85% 2030	86	87
American Campus Communities, Inc. 3.875% 2031	284	311
American Tower Corp. 1.60% 2026	1,652	1,671
American Tower Corp. 2.70% 2031	3,324	3,365
Corporate Office Properties LP 2.25% 2026	749	770
Corporate Office Properties LP 2.75% 2031	651	640
Equinix, Inc. 2.625% 2024	4,170	4,415
Equinix, Inc. 1.25% 2025	3,123	3,139
Equinix, Inc. 2.90% 2026	1,332	1,421
Equinix, Inc. 1.80% 2027	470	473
Equinix, Inc. 1.55% 2028	4,200	4,094
Equinix, Inc. 2.00% 2028	537	537
Equinix, Inc. 3.20% 2029	3,945	4,173
Equinix, Inc. 2.15% 2030	5,288	5,136
Equinix, Inc. 2.50% 2031	7,086	7,064
Equinix, Inc. 3.00% 2050	1,395	1,279
Equinix, Inc. 2.95% 2051	100	91
Equinix, Inc. 3.40% 2052	2,294	2,250
Essex Portfolio LP 3.50% 2025	70	76
Essex Portfolio LP 3.375% 2026	200	217
Gaming and Leisure Properties, Inc. 3.35% 2024	145	154
Gaming and Leisure Properties, Inc. 4.00% 2030	289	307
Public Storage 0.875% 2026	1,419	1,413
Public Storage 1.85% 2028	3,371	3,378
Public Storage 2.30% 2031	5,694	5,709
Scentre Group 3.50% 2025[2]	50	54
Westfield Corp., Ltd. 3.50% 2029[2]	312	322
		59,625

Materials 2.52%
Air Products and Chemicals, Inc. 1.50% 2025	477	489
Air Products and Chemicals, Inc. 1.85% 2027	60	62
Anglo American Capital PLC 2.25% 2028[2]	1,480	1,481
Anglo American Capital PLC 5.625% 2030[2]	1,910	2,320
Anglo American Capital PLC 2.875% 2031[2]	1,000	1,011
Anglo American Capital PLC 3.95% 2050[2]	1,024	1,070
Dow Chemical Co. 4.55% 2025	200	228
Dow Chemical Co. 3.625% 2026	1,298	1,439
Dow Chemical Co. 4.80% 2028	500	593
Dow Chemical Co. 2.10% 2030	4,250	4,147
Dow Chemical Co. 4.625% 2044	600	717
Dow Chemical Co. 5.55% 2048	290	392
Dow Chemical Co. 4.80% 2049	582	719
Dow Chemical Co. 3.60% 2050	2,108	2,148
Ecolab, Inc. 2.125% 2050	1,000	840
Glencore Funding LLC 4.125% 2024[2]	500	542
Glencore Funding LLC 1.625% 2026[2]	600	600
Glencore Funding LLC 2.85% 2031[2]	300	299
Glencore Funding LLC 3.875% 2051[2]	300	301
Huntsman International LLC 2.95% 2031	1,086	1,093
International Flavors & Fragrances, Inc. 1.23% 2025[2]	1,000	998
International Flavors & Fragrances, Inc. 1.832% 2027[2]	3,048	3,033

16	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
International Flavors & Fragrances, Inc. 2.30% 2030[2]	$6,180	$6,074
International Flavors & Fragrances, Inc. 3.268% 2040[2]	500	497
LYB International Finance BV 4.875% 2044	100	121
LYB International Finance III, LLC 1.25% 2025	967	971
LYB International Finance III, LLC 2.25% 2030	3,653	3,600
LYB International Finance III, LLC 3.375% 2040	718	722
LYB International Finance III, LLC 4.20% 2049	249	274
LYB International Finance III, LLC 4.20% 2050	250	273
LYB International Finance III, LLC 3.625% 2051	1,430	1,435
Newcrest Finance Pty, Ltd. 3.25% 2030[2]	1,492	1,582
Newcrest Finance Pty, Ltd. 4.20% 2050[2]	572	629
Nutrien, Ltd. 1.90% 2023	111	114
Nutrien, Ltd. 4.20% 2029	250	286
Nutrien, Ltd. 5.00% 2049	300	383
Nutrition & Biosciences, Inc. 3.468% 2050[2]	1,550	1,546
Praxair, Inc. 1.10% 2030	2,682	2,488
Praxair, Inc. 2.00% 2050	866	708
Sherwin-Williams Company 2.75% 2022	22	23
Sherwin-Williams Company 3.125% 2024	700	751
Sherwin-Williams Company 3.45% 2027	400	442
Sherwin-Williams Company 2.30% 2030	691	694
Sherwin-Williams Company 3.80% 2049	550	599
Sherwin-Williams Company 3.30% 2050	1,050	1,063
Vale Overseas, Ltd. 3.75% 2030	2,673	2,842
Westlake Chemical Corp. 5.00% 2046	130	158
Westlake Chemical Corp. 4.375% 2047	160	180
		52,977

Total corporate bonds, notes & loans		1,952,576

U.S. Treasury bonds & notes 3.44%
U.S. Treasury 3.44%
U.S. Treasury 0.125% 2023	613	612
U.S. Treasury 0.25% 2024	459	458
U.S. Treasury 0.375% 2024	976	979
U.S. Treasury 0.25% 2025	501	493
U.S. Treasury 0.50% 2026	3,220	3,185
U.S. Treasury 0.75% 2026	17,788	17,754
U.S. Treasury 1.125% 2028	772	769
U.S. Treasury 1.25% 2028	353	353
U.S. Treasury 1.625% 2031[4]	6,352	6,377
U.S. Treasury 2.25% 2041	770	778
U.S. Treasury 2.375% 2049[4]	3,034	3,102
U.S. Treasury 2.00% 2050	150	141
U.S. Treasury 1.875% 2051[4]	40,973	37,434
		72,435

Municipals 0.31%
California 0.08%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	965	971
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	750	729
		1,700

Ohio 0.23%
County of Cleveland-Cuyahoga, Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	4,685	4,800
Total municipals		6,500
	’
Asset-backed obligations 0.30%
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[2,5]	4,495	4,588
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[2,5]	312	316
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[2,5]	418	422
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[2,5,6]	925	983
		6,309

American Funds Corporate Bond Fund	17

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.11%
Panama (Republic of) 2.252% 2032		$1,710	$1,644
United Mexican States 3.75% 2071		685	616
			2,260

Total bonds, notes & other debt instruments (cost: $2,016,989,000)			2,040,080

Short-term securities 3.19%		Shares
Money market investments 3.05%
Capital Group Central Cash Fund 0.05%[7,8]		641,121	64,118

Weighted average yield at acquisition		Principal amount (000)
Corporate bonds, notes & loans 0.14%
Pacific Gas and Electric Co. (3-month USD-LIBOR + 1.375%) 11/15/2021[3]	(0.425)%	$3,000	3,007
Total short-term securities (cost: $67,125,000)			67,125
Total investment securities 100.23% (cost: $2,084,114,000)			2,107,205
Other assets less liabilities (0.23)%			(4,915)

Net assets 100.00%			$2,102,290

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 5/31/2021[10] (000)	Unrealized appreciation (depreciation) at 5/31/2021 (000)
2 Year U.S. Treasury Note Futures	Long	639	October 2021	$127,800	$141,050	$25
5 Year U.S. Treasury Note Futures	Long	217	October 2021	21,700	26,876	(2)
10 Year U.S. Treasury Note Futures	Long	191	September 2021	19,100	25,200	(33)
10 Year Ultra U.S. Treasury Note Futures	Short	4,549	September 2021	(454,900)	(659,392)	(419)
20 Year U.S. Treasury Bond Futures	Long	1,875	September 2021	187,500	293,496	(114)
30 Year Ultra U.S. Treasury Bond Futures	Long	597	September 2021	59,700	110,594	78
						$(465)

Investments in affiliates8

	Value of affiliate at 6/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 5/31/2021 (000)	Dividend income (000)
Short-term securities 3.05%
Money market investments 3.05%
Capital Group Central Cash Fund 0.05%[7]	$92,162	$1,193,499	$1,221,543	$(5)	$5	$64,118	$140

18	American Funds Corporate Bond Fund

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $254,608,000, which represented 12.11% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $4,005,000, which represented .19% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $983,000, which represented .05% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 5/31/2021.
[8]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Auth. = Authority

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Corporate Bond Fund	19

Financial statements

Statement of assets and liabilities
at May 31, 2021	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $2,019,996)	$2,043,087
Affiliated issuers (cost: $64,118)	64,118	$2,107,205
Cash		136
Receivables for:
Sales of investments	19,756
Sales of fund’s shares	4,308
Dividends and interest	12,731
Variation margin on futures contracts	1,085	37,880
		2,145,221
Liabilities:
Payables for:
Purchases of investments	32,319
Repurchases of fund’s shares	8,265
Dividends on fund’s shares	13
Investment advisory services	643
Services provided by related parties	323
Trustees’ deferred compensation	8
Variation margin on futures contracts	1,351
Other	9	42,931
Net assets at May 31, 2021		$2,102,290

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,100,415
Total distributable earnings		1,875
Net assets at May 31, 2021		$2,102,290

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (188,151 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$1,062,750	95,114	$11.17
Class C	54,535	4,881	11.17
Class T	11	1	11.17
Class F-1	67,968	6,083	11.17
Class F-2	640,732	57,345	11.17
Class F-3	139,098	12,449	11.17
Class 529-A	66,384	5,941	11.17
Class 529-C	5,850	524	11.17
Class 529-E	2,764	247	11.17
Class 529-T	13	1	11.17
Class 529-F-1	10	1	11.17
Class 529-F-2	9,177	821	11.17
Class 529-F-3	10	1	11.17
Class R-1	1,298	116	11.17
Class R-2	7,188	643	11.17
Class R-2E	1,690	151	11.17
Class R-3	12,881	1,153	11.17
Class R-4	6,527	584	11.17
Class R-5E	1,300	116	11.17
Class R-5	1,774	159	11.17
Class R-6	20,330	1,820	11.17

See notes to financial statements.

20	American Funds Corporate Bond Fund

Financial statements (continued)

Statement of operations
for the year ended May 31, 2021	(dollars in thousands)

Investment income:
Income:
Interest	$43,217
Dividends from affiliated issuers	140	$43,357
Fees and expenses*:
Investment advisory services	7,120
Distribution services	4,123
Transfer agent services	1,832
Administrative services	569
Reports to shareholders	146
Registration statement and prospectus	506
Trustees’ compensation	8
Auditing and legal	27
Custodian	47
Other	10
Total fees and expenses before waivers/reimbursements	14,388
Less waivers/reimbursements of fees and expenses:
Investment advisory services waiver	187
Transfer agent services waiver	— †
Transfer agent services reimbursement	— †
Miscellaneous fee reimbursement	126
Total fees and expenses after waivers/reimbursements		14,075
Net investment income		29,282

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	6,522
Affiliated issuers	(5)
Futures contracts	(3,276)	3,241
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(39,045)
Affiliated issuers	5
Futures contracts	(345)	(39,385)
Net realized gain and unrealized depreciation		(36,144)

Net decrease in net assets resulting from operations		$(6,862)

* Additional information related to class-specific fees and expenses is included in the notes to financial statements.

† Amount less than one thousand.

See notes to financial statements.

American Funds Corporate Bond Fund	21

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Year ended May 31,
	2021	2020
Operations:
Net investment income	$29,282	$18,950
Net realized gain	3,241	49,678
Net unrealized (depreciation) appreciation	(39,385)	45,463
Net (decrease) increase in net assets resulting from operations	(6,862)	114,091

Distributions paid or accrued to shareholders	(85,193)	(28,872)

Net capital share transactions	1,012,860	453,046

Total increase in net assets	920,805	538,265

Net assets:
Beginning of year	1,181,485	643,220
End of year	$2,102,290	$1,181,485

See notes to financial statements.

22	American Funds Corporate Bond Fund

Notes to financial statements

1. Organization

American Funds Corporate Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A1	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years[2]
Class 529-E	None	None	None
Classes T and 529-T3	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	Prior to June 30, 2020, the initial sales charge was up to 3.75% for Class 529-A purchases.
[2]	Prior to June 30, 2020, Class C converted to Class F-1 and Class 529-C converted to Class 529-A after ten years.
[3]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

American Funds Corporate Bond Fund	23

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

24	American Funds Corporate Bond Fund

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,952,576	$—	$1,952,576
U.S. Treasury bonds & notes	—	72,435	—	72,435
Municipals	—	6,500	—	6,500
Asset-backed obligations	—	6,309	—	6,309
Bonds & notes of governments & government agencies outside the U.S.	—	2,260	—	2,260
Short-term securities	64,118	3,007	—	67,125
Total	$64,118	$2,043,087	$—	$2,107,205

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$103	$—	$—	$103
Liabilities:
Unrealized depreciation on futures contracts	(568)	—	—	(568)
Total	$(465)	$—	$—	$(465)

*	Futures contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

American Funds Corporate Bond Fund	25

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

26	American Funds Corporate Bond Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $460,808,000.

American Funds Corporate Bond Fund	27

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts as of, or for the year ended, May 31, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$103	Unrealized depreciation*	$568

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(3,276)	Net unrealized depreciation on futures contracts	$(345)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended May 31, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended May 31, 2021, the fund reclassified $5,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

28	American Funds Corporate Bond Fund

As of May 31, 2021, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$394
Post-October capital loss deferral[1]	(21,055)
Gross unrealized appreciation on investments	48,737
Gross unrealized depreciation on investments	(26,228)
Net unrealized appreciation on investments	22,509
Cost of investments	2,084,231

[1]	This deferral is considered incurred in the subsequent year.

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Year ended May 31, 2021						Year ended May 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$34,335		$9,032		$43,367		$22,021		$—	$22,021
Class C	1,443		481		1,924		722		—	722
Class T	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]
Class F-1	2,897		799		3,696		321		—	321
Class F-2	21,850		5,608		27,458		2,133		—	2,133
Class F-3	2,707		658		3,365		790		—	790
Class 529-A	2,176		563		2,739		1,416		—	1,416
Class 529-C	161		53		214		174		—	174
Class 529-E	89		25		114		48		—	48
Class 529-T	—	[2]	—	[2]	—	[2]	—	[2]	—	—	[2]
Class 529-F-1	54		—		54		174		—	174
Class 529-F-2[3]	240		71		311
Class 529-F-3[3]	—	[2]	—	[2]	—	[2]
Class R-1	34		11		45		42		—	42
Class R-2	218		70		288		156		—	156
Class R-2E	44		13		57		24		—	24
Class R-3	375		104		479		246		—	246
Class R-4	212		57		269		118		—	118
Class R-5E	47		10		57		31		—	31
Class R-5	62		14		76		49		—	49
Class R-6	556		124		680		407		—	407
Total	$67,500		$17,693		$85,193		$28,872		$—	$28,872

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on an annual rate of 0.377% of daily net assets. On March 10, 2021, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2021, decreasing the annual rates to 0.327% and 0.277% on daily net assets in excess of $1.5 billion and $2.5 billion, respectively. CRMC waived investment advisory services fees of $187,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the statement of operations of $7,120,000, which were equivalent to an annualized rate of 0.376% of average daily net assets, were reduced to $6,933,000, which were equivalent to an annualized rate of 0.366% of average daily net assets.

American Funds Corporate Bond Fund	29

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2021, unreimbursed expenses subject to reimbursement totaled $202,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended May 31, 2021, AFS voluntarily waived transfer agent services fees of less than $1,000 for Class F-3 shares and CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. Neither AFS nor CRMC intend to recoup the waiver or reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

30	American Funds Corporate Bond Fund

For the year ended May 31, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$3,018	$992		$302		Not applicable
Class C	525	51		16		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	196	90		24		Not applicable
Class F-2	Not applicable	566		168		Not applicable
Class F-3	Not applicable	3		21		Not applicable
Class 529-A	150	60		19		$39
Class 529-C	63	6		2		4
Class 529-E	14	1		1		2
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	3		1		2
Class 529-F-2†	Not applicable	3		2		3
Class 529-F-3†	Not applicable	—	*	—	*	—	*
Class R-1	12	1		—	*	Not applicable
Class R-2	61	26		2		Not applicable
Class R-2E	8	3		—	*	Not applicable
Class R-3	61	18		4		Not applicable
Class R-4	15	5		2		Not applicable
Class R-5E	Not applicable	2		—	*	Not applicable
Class R-5	Not applicable	1		—	*	Not applicable
Class R-6	Not applicable	1		5		Not applicable
Total class-specific expenses	$4,123	$1,832		$569		$50

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund. For the year ended May 31, 2021, total fees and expenses reimbursed by CRMC were $126,000, which CRMC does not intend to recoup. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $8,000 in the fund’s statement of operations reflects $6,000 in current fees (either paid in cash or deferred) and a net increase of $2,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended May 31, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $81,382,000 and $27,932,000, respectively, which generated $2,024,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended May 31, 2021.

American Funds Corporate Bond Fund	31

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended May 31, 2021

Class A	$476,484	40,851	$43,133		3,709		$(224,405)	(19,553)	$295,212	25,007
Class C	39,660	3,390	1,913		164		(20,899)	(1,811)	20,674	1,743
Class T	—	—	—		—		—	—	—	—
Class F-1	105,828	9,009	3,689		317		(69,120)	(6,014)	40,397	3,312
Class F-2	763,830	65,008	27,444		2,364		(270,879)	(23,739)	520,395	43,633
Class F-3	141,812	12,405	3,364		290		(43,487)	(3,783)	101,689	8,912
Class 529-A	29,502	2,531	2,734		235		(16,390)	(1,419)	15,846	1,347
Class 529-C	3,233	278	214		18		(5,384)	(460)	(1,937)	(164)
Class 529-E	1,429	122	114		10		(892)	(77)	651	55
Class 529-T	—	—	1		—	[2]	—	—	1	— [2]
Class 529-F-1	1,422	120	43		4		(7,876)	(674)	(6,411)	(550)
Class 529-F-2[3]	10,749	924	310		27		(1,474)	(130)	9,585	821
Class 529-F-3[3]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1	590	51	44		4		(316)	(28)	318	27
Class R-2	3,462	298	273		23		(4,405)	(378)	(670)	(57)
Class R-2E	1,406	121	57		4		(737)	(63)	726	62
Class R-3	7,233	624	478		41		(3,864)	(338)	3,847	327
Class R-4	5,335	456	267		23		(2,276)	(200)	3,326	279
Class R-5E	3,792	323	56		5		(3,788)	(322)	60	6
Class R-5	883	75	76		7		(597)	(51)	362	31
Class R-6	17,029	1,480	680		59		(8,930)	(770)	8,779	769
Total net increase (decrease)	$1,613,689	138,067	$84,890		7,304		$(685,719)	(59,810)	$1,012,860	85,561

See next page for footnotes.

32	American Funds Corporate Bond Fund

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended May 31, 2020

Class A	$379,413	34,764	$21,860		2,004		$(158,659)	(14,700)	$242,614		22,068
Class C	23,437	2,133	717		66		(10,692)	(995)	13,462		1,204
Class T	—	—	—		—		—	—	—		—
Class F-1	28,972	2,588	317		29		(4,740)	(432)	24,549		2,185
Class F-2	151,580	13,648	2,125		194		(41,152)	(3,806)	112,553		10,036
Class F-3	34,451	3,138	790		72		(8,080)	(751)	27,161		2,459
Class 529-A	27,724	2,540	1,409		129		(11,328)	(1,043)	17,805		1,626
Class 529-C	3,826	354	172		16		(2,790)	(255)	1,208		115
Class 529-E	1,383	127	48		4		(429)	(41)	1,002		90
Class 529-T	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	2,630	241	173		16		(864)	(80)	1,939		177
Class R-1	1,770	164	41		4		(1,485)	(135)	326		33
Class R-2	5,270	478	155		14		(2,580)	(237)	2,845		255
Class R-2E	808	74	23		2		(389)	(35)	442		41
Class R-3	3,987	365	245		23		(2,175)	(202)	2,057		186
Class R-4	1,766	161	116		11		(1,718)	(159)	164		13
Class R-5E	1,217	113	30		3		(672)	(61)	575		55
Class R-5	535	49	48		4		(268)	(24)	315		29
Class R-6	7,915	738	406		37		(4,292)	(396)	4,029		379
Total net increase (decrease)	$676,684	61,675	$28,675		2,628		$(252,313)	(23,352)	$453,046		40,951

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,309,910,000 and $1,337,252,000, respectively, during the year ended May 31, 2021.

American Funds Corporate Bond Fund	33

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class A:
5/31/2021	$11.52	$.17	$(.03)	$.14	$(.17)	$(.32)	$(.49)	$11.17	1.07%		$1,063		.84%		.83%		1.48%
5/31/2020	10.44	.24	1.20	1.44	(.24)	(.12)	(.36)	11.52	14.10		807		.88		.84		2.20
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.32		501		.95		.94		2.80
5/31/2018	10.33	.24	(.30)	(.06)	(.24)	(.03)	(.27)	10.00	(.64)		407		1.03		.90		2.37
5/31/2017	10.27	.22	.18	.40	(.23)	(.11)	(.34)	10.33	3.90	[5]	211		.98	[5]	.87	[5]	2.16	[5]
Class C:
5/31/2021	11.52	.09	(.03)	.06	(.09)	(.32)	(.41)	11.17	.37		55		1.54		1.52		.78
5/31/2020	10.44	.17	1.20	1.37	(.17)	(.12)	(.29)	11.52	13.30		36		1.58		1.54		1.50
5/31/2019	10.00	.20	.44	.64	(.20)	—	(.20)	10.44	6.53		20		1.70		1.69		2.05
5/31/2018	10.33	.16	(.30)	(.14)	(.16)	(.03)	(.19)	10.00	(1.41)		17		1.81		1.68		1.58
5/31/2017[6,7]	10.57	.12	(.18)	(.06)	(.11)	(.07)	(.18)	10.33	(.47)[8]		10		1.77		1.64		1.40
Class T:
5/31/2021	11.52	.20	(.03)	.17	(.20)	(.32)	(.52)	11.17	1.34	[5]	—	[9]	.57	[5]	.56	[5]	1.76	[5]
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.43	[5]	—	[9]	.59	[5]	.55	[5]	2.51	[5]
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.60	[5]	—	[9]	.69	[5]	.68	[5]	3.06	[5]
5/31/2018	10.33	.26	(.30)	(.04)	(.26)	(.03)	(.29)	10.00	(.40)[5]		—	[9]	.83	[5]	.68	[5]	2.56	[5]
5/31/2017[6,10]	10.17	.04	.16	.20	(.04)	—	(.04)	10.33	1.97	[5,8]	—	[9]	.15	[5,8]	.10	[5,8]	.37	[5,8]
Class F-1:
5/31/2021	11.52	.18	(.03)	.15	(.18)	(.32)	(.50)	11.17	1.10		68		.81		.79		1.49
5/31/2020	10.44	.25	1.20	1.45	(.25)	(.12)	(.37)	11.52	14.13		32		.84		.80		2.18
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.30		6		.98		.97		2.77
5/31/2018	10.33	.23	(.30)	(.07)	(.23)	(.03)	(.26)	10.00	(.69)		9		1.05		.94		2.35
5/31/2017[6,7]	10.57	.18	(.18)	— [11]	(.17)	(.07)	(.24)	10.33	.09	[8]	2		1.14		1.00		2.07
Class F-2:
5/31/2021	11.52	.21	(.03)	.18	(.21)	(.32)	(.53)	11.17	1.37		641		.54		.52		1.72
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.44		158		.57		.53		2.47
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.60		38		.69		.67		3.07
5/31/2018	10.33	.26	(.30)	(.04)	(.26)	(.03)	(.29)	10.00	(.41)		26		.76		.66		2.64
5/31/2017[6,7]	10.57	.20	(.17)	.03	(.20)	(.07)	(.27)	10.33	.33	[8]	5		.77		.66		2.35
Class F-3:
5/31/2021	11.52	.22	(.03)	.19	(.22)	(.32)	(.54)	11.17	1.47		139		.45		.43		1.85
5/31/2020	10.44	.29	1.20	1.49	(.29)	(.12)	(.41)	11.52	14.55		41		.48		.44		2.56
5/31/2019	10.00	.31	.44	.75	(.31)	—	(.31)	10.44	7.72		11		.59		.57		3.17
5/31/2018	10.33	.27	(.30)	(.03)	(.27)	(.03)	(.30)	10.00	(.32)		8		.71		.58		2.69
5/31/2017[6,12]	10.09	.09	.24	.33	(.09)	—	(.09)	10.33	3.29	[8]	3		.32	[8]	.20	[8]	.89	[8]
Class 529-A:
5/31/2021	11.52	.17	(.03)	.14	(.17)	(.32)	(.49)	11.17	1.08		66		.83		.81		1.50
5/31/2020	10.44	.24	1.20	1.44	(.24)	(.12)	(.36)	11.52	14.09		53		.88		.84		2.20
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.33		31		.95		.94		2.80
5/31/2018	10.33	.23	(.30)	(.07)	(.23)	(.03)	(.26)	10.00	(.73)		23		1.09		.98		2.32
5/31/2017[6,7]	10.57	.17	(.17)	— [11]	(.17)	(.07)	(.24)	10.33	.06	[8]	6		1.15		1.01		2.06

See end of table for footnotes.

34	American Funds Corporate Bond Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
5/31/2021	$11.52	$.08	$(.03)	$.05	$(.08)	$(.32)	$(.40)	$11.17	.32%	$6		1.59%		1.58%		.77%
5/31/2020	10.44	.16	1.20	1.36	(.16)	(.12)	(.28)	11.52	13.24	8		1.64		1.60		1.45
5/31/2019	10.00	.20	.44	.64	(.20)	—	(.20)	10.44	6.47	6		1.75		1.74		2.00
5/31/2018	10.33	.15	(.30)	(.15)	(.15)	(.03)	(.18)	10.00	(1.47)	4		1.86		1.74		1.53
5/31/2017[6,7]	10.57	.12	(.18)	(.06)	(.11)	(.07)	(.18)	10.33	(.48)[8]	2		1.82		1.69		1.36
Class 529-E:
5/31/2021	11.52	.15	(.03)	.12	(.15)	(.32)	(.47)	11.17	.87	3		1.04		1.02		1.30
5/31/2020	10.44	.22	1.20	1.42	(.22)	(.12)	(.34)	11.52	13.89	2		1.06		1.02		2.00
5/31/2019	10.00	.26	.44	.70	(.26)	—	(.26)	10.44	7.09	1		1.17		1.16		2.58
5/31/2018	10.33	.21	(.30)	(.09)	(.21)	(.03)	(.24)	10.00	(.90)	1		1.29		1.16		2.11
5/31/2017[6,7]	10.57	.16	(.17)	(.01)	(.16)	(.07)	(.23)	10.33	(.02)[8]	1		1.27		1.13		1.93
Class 529-T:
5/31/2021	11.52	.20	(.03)	.17	(.20)	(.32)	(.52)	11.17	1.29 [5]	—	[9]	.62	[5]	.60	[5]	1.73	[5]
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.38 [5]	—	[9]	.64	[5]	.61	[5]	2.46	[5]
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.52 [5]	—	[9]	.76	[5]	.75	[5]	3.00	[5]
5/31/2018	10.33	.26	(.30)	(.04)	(.26)	(.03)	(.29)	10.00	(.47)[5]	—	[9]	.89	[5]	.75	[5]	2.49	[5]
5/31/2017[6,10]	10.17	.04	.16	.20	(.04)	—	(.04)	10.33	1.96 [5,8]	—	[9]	.16	[5,8]	.11	[5,8]	.36	[5,8]
Class 529-F-1:
5/31/2021	11.52	.20	(.03)	.17	(.20)	(.32)	(.52)	11.17	1.30 [5]	—	[9]	.64	[5]	.61	[5]	1.90	[5]
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.37	6		.64		.60		2.44
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.54	4		.75		.73		3.02
5/31/2018	10.33	.26	(.30)	(.04)	(.26)	(.03)	(.29)	10.00	(.48)	2		.85		.74		2.57
5/31/2017[6,7]	10.57	.20	(.18)	.02	(.19)	(.07)	(.26)	10.33	.30 [8]	1		.85		.71		2.36
Class 529-F-2:
5/31/2021[6,13]	11.68	.11	(.19)	(.08)	(.11)	(.32)	(.43)	11.17	(.82)[8]	9		.54	[14]	.53	[14]	1.66	[14]
Class 529-F-3:
5/31/2021[6,13]	11.68	.11	(.19)	(.08)	(.11)	(.32)	(.43)	11.17	(.79)[8]	—	[9]	.59	[14]	.49	[14]	1.69	[14]
Class R-1:
5/31/2021	11.52	.09	(.03)	.06	(.09)	(.32)	(.41)	11.17	.40	1		1.51		1.50		.82
5/31/2020	10.44	.18	1.20	1.38	(.18)	(.12)	(.30)	11.52	13.41	1		1.49		1.45		1.58
5/31/2019	10.00	.21	.44	.65	(.21)	—	(.21)	10.44	6.64	1		1.59		1.57		2.18
5/31/2018	10.33	.18	(.30)	(.12)	(.18)	(.03)	(.21)	10.00	(1.19)[5]	—	[9]	1.59	[5]	1.48	[5]	1.83	[5]
5/31/2017[6,7]	10.57	.18	(.17)	.01	(.18)	(.07)	(.25)	10.33	.15 [5,8]	—	[9]	1.12	[5]	.97	[5]	2.06	[5]

See end of table for footnotes.

American Funds Corporate Bond Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class R-2:
5/31/2021	$11.52	$.09	$(.03)	$.06	$(.09)	$(.32)	$(.41)	$11.17	.39%	$7		1.52%		1.50%		.83%
5/31/2020	10.44	.17	1.20	1.37	(.17)	(.12)	(.29)	11.52	13.34	8		1.55		1.51		1.53
5/31/2019	10.00	.21	.44	.65	(.21)	—	(.21)	10.44	6.58	5		1.65		1.63		2.11
5/31/2018	10.33	.17	(.30)	(.13)	(.17)	(.03)	(.20)	10.00	(1.35)	3		1.74		1.61		1.68
5/31/2017[6,7]	10.57	.15	(.17)	(.02)	(.15)	(.07)	(.22)	10.33	(.11)[8]	1		1.64		1.39		1.75
Class R-2E:
5/31/2021	11.52	.13	(.03)	.10	(.13)	(.32)	(.45)	11.17	.67	2		1.25		1.23		1.08
5/31/2020	10.44	.20	1.20	1.40	(.20)	(.12)	(.32)	11.52	13.67	1		1.26		1.22		1.81
5/31/2019	10.00	.24	.44	.68	(.24)	—	(.24)	10.44	6.90	—	[9]	1.35		1.33		2.45
5/31/2018	10.33	.23	(.30)	(.07)	(.23)	(.03)	(.26)	10.00	(.73)[5]	—	[9]	1.32	[5]	1.22	[5]	2.16	[5]
5/31/2017[6,7]	10.57	.20	(.17)	.03	(.20)	(.07)	(.27)	10.33	.36 [5,8]	—	[9]	.75	[5]	.63	[5]	2.33	[5]
Class R-3:
5/31/2021	11.52	.14	(.03)	.11	(.14)	(.32)	(.46)	11.17	.82	13		1.09		1.07		1.24
5/31/2020	10.44	.22	1.20	1.42	(.22)	(.12)	(.34)	11.52	13.82	10		1.13		1.09		1.96
5/31/2019	10.00	.25	.44	.69	(.25)	—	(.25)	10.44	7.03	7		1.22		1.21		2.54
5/31/2018	10.33	.21	(.30)	(.09)	(.21)	(.03)	(.24)	10.00	(.92)	4		1.28		1.18		2.16
5/31/2017[6,7]	10.57	.17	(.17)	— [11]	(.17)	(.07)	(.24)	10.33	.10 [8]	1		1.29		1.11		2.02
Class R-4:
5/31/2021	11.52	.18	(.03)	.15	(.18)	(.32)	(.50)	11.17	1.12	6		.79		.77		1.52
5/31/2020	10.44	.25	1.20	1.45	(.25)	(.12)	(.37)	11.52	14.16	4		.83		.79		2.27
5/31/2019	10.00	.28	.44	.72	(.28)	—	(.28)	10.44	7.34	3		.93		.92		2.82
5/31/2018	10.33	.24	(.30)	(.06)	(.24)	(.03)	(.27)	10.00	(.66)	2		1.05		.92		2.36
5/31/2017[6,7]	10.57	.20	(.18)	.02	(.19)	(.07)	(.26)	10.33	.26 [8]	1		1.15		.85		2.31
Class R-5E:
5/31/2021	11.52	.20	(.03)	.17	(.20)	(.32)	(.52)	11.17	1.30	1		.62		.60		1.73
5/31/2020	10.44	.27	1.20	1.47	(.27)	(.12)	(.39)	11.52	14.37	1		.64		.59		2.43
5/31/2019	10.00	.30	.44	.74	(.30)	—	(.30)	10.44	7.59	1		.70		.68		3.08
5/31/2018	10.33	.27	(.30)	(.03)	(.27)	(.03)	(.30)	10.00	(.35)	—	[9]	.81		.61		2.66
5/31/2017[6,7]	10.57	.20	(.17)	.03	(.20)	(.07)	(.27)	10.33	.37 [8]	—	[9]	.73		.62		2.34
Class R-5:
5/31/2021	11.52	.21	(.03)	.18	(.21)	(.32)	(.53)	11.17	1.41	2		.51		.49		1.83
5/31/2020	10.44	.28	1.20	1.48	(.28)	(.12)	(.40)	11.52	14.49	1		.53		.49		2.55
5/31/2019	10.00	.31	.44	.75	(.31)	—	(.31)	10.44	7.67	1		.63		.61		3.14
5/31/2018	10.33	.27	(.30)	(.03)	(.27)	(.03)	(.30)	10.00	(.37)	1		.74		.62		2.67
5/31/2017[6,7]	10.57	.21	(.18)	.03	(.20)	(.07)	(.27)	10.33	.34 [8]	—	[9]	.81		.63		2.42
Class R-6:
5/31/2021	11.52	.22	(.03)	.19	(.22)	(.32)	(.54)	11.17	1.47	20		.45		.43		1.89
5/31/2020	10.44	.29	1.20	1.49	(.29)	(.12)	(.41)	11.52	14.55	12		.48		.45		2.62
5/31/2019	10.00	.31	.44	.75	(.31)	—	(.31)	10.44	7.70	7		.60		.58		3.21
5/31/2018	10.33	.27	(.30)	(.03)	(.27)	(.03)	(.30)	10.00	(.36)	1		.76		.62		2.63
5/31/2017[6,7]	10.57	.21	(.19)	.02	(.19)	(.07)	(.26)	10.33	.30 [8]	1		.84		.62		2.54

	Year ended May 31,
	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes[15]	146%	232%	203%	153%	162%

36	American Funds Corporate Bond Fund

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During one of the periods shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during one of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes. In addition, during some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Based on operations for a period that is less than a full year.
[7]	This share class began investment operations on July 29, 2016.
[8]	Not annualized.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Amount less than $.01.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Annualized.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

American Funds Corporate Bond Fund	37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Corporate Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds Corporate Bond Fund (the “Fund”) as of May 31, 2021, the related statement of operations for the year ended May 31, 2021, the statement of changes in net assets for each of the two years in the period ended May 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
July 13, 2021

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

38	American Funds Corporate Bond Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2020, through May 31, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Corporate Bond Fund	39

Expense example (continued)	Beginning account value 12/1/2020	Ending account value 5/31/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$965.91	$3.97	.81%
Class A – assumed 5% return	1,000.00	1,020.89	4.08	.81
Class C – actual return	1,000.00	962.55	7.39	1.51
Class C – assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class T – actual return	1,000.00	967.21	2.70	.55
Class T – assumed 5% return	1,000.00	1,022.19	2.77	.55
Class F-1 – actual return	1,000.00	966.05	3.87	.79
Class F-1 – assumed 5% return	1,000.00	1,020.99	3.98	.79
Class F-2 – actual return	1,000.00	967.31	2.55	.52
Class F-2 – assumed 5% return	1,000.00	1,022.34	2.62	.52
Class F-3 – actual return	1,000.00	967.84	2.01	.41
Class F-3 – assumed 5% return	1,000.00	1,022.89	2.07	.41
Class 529-A – actual return	1,000.00	965.99	3.87	.79
Class 529-A – assumed 5% return	1,000.00	1,020.99	3.98	.79
Class 529-C – actual return	1,000.00	962.31	7.63	1.56
Class 529-C – assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class 529-E – actual return	1,000.00	964.99	4.90	1.00
Class 529-E – assumed 5% return	1,000.00	1,019.95	5.04	1.00
Class 529-T – actual return	1,000.00	967.02	2.84	.58
Class 529-T – assumed 5% return	1,000.00	1,022.04	2.92	.58
Class 529-F-1 – actual return	1,000.00	966.94	2.89	.59
Class 529-F-1 – assumed 5% return	1,000.00	1,021.99	2.97	.59
Class 529-F-2 – actual return	1,000.00	967.27	2.60	.53
Class 529-F-2 – assumed 5% return	1,000.00	1,022.29	2.67	.53
Class 529-F-3 – actual return	1,000.00	967.44	2.40	.49
Class 529-F-3 – assumed 5% return	1,000.00	1,022.49	2.47	.49
Class R-1 – actual return	1,000.00	962.65	7.29	1.49
Class R-1 – assumed 5% return	1,000.00	1,017.50	7.49	1.49
Class R-2 – actual return	1,000.00	962.55	7.39	1.51
Class R-2 – assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class R-2E – actual return	1,000.00	963.95	5.97	1.22
Class R-2E – assumed 5% return	1,000.00	1,018.85	6.14	1.22
Class R-3 – actual return	1,000.00	964.72	5.19	1.06
Class R-3 – assumed 5% return	1,000.00	1,019.65	5.34	1.06
Class R-4 – actual return	1,000.00	966.17	3.73	.76
Class R-4 – assumed 5% return	1,000.00	1,021.14	3.83	.76
Class R-5E – actual return	1,000.00	966.92	2.94	.60
Class R-5E – assumed 5% return	1,000.00	1,021.94	3.02	.60
Class R-5 – actual return	1,000.00	967.52	2.35	.48
Class R-5 – assumed 5% return	1,000.00	1,022.54	2.42	.48
Class R-6 – actual return	1,000.00	967.82	2.06	.42
Class R-6 – assumed 5% return	1,000.00	1,022.84	2.12	.42

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

40	American Funds Corporate Bond Fund

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended May 31, 2021:

Long-term capital gains	$17,689,000
Qualified dividend income	$281,000
Section 163(j) interest dividends	$36,123,000
Corporate dividends received deduction	$116,000
U.S. government income that may be exempt from state taxation	$1,405,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2021, to determine the calendar year amounts to be included on their 2021 tax returns. Shareholders should consult their tax advisors.

American Funds Corporate Bond Fund	41

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The agreement was amended to add additional advisory fee breakpoints for when the fund’s net assets exceed $1.5 billion and $2.5 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were generally competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

42	American Funds Corporate Bond Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Corporate Bond Fund	43

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

44	American Funds Corporate Bond Fund

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American Funds Corporate Bond Fund	45

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; 86 Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research		None
James G. Ellis, 1947	2012	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	87	None
Mary Davis Holt, 1950	2015-2016; 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993-2003)	87	None
R. Clark Hooper, 1946	2012	Private investor	90	None
Merit E. Janow, 1958	2012	Dean and Professor, Columbia University, School of International and Public Affairs	93	MasterCard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2012	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	91	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.; Romeo Power, Inc. (manufacturer of batteries for electric vehicles)

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970	2015	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research Management Company in 2015	86	None
Karl J. Zeile, 1966	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	21	None
The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

46	American Funds Corporate Bond Fund

Other officers[5]

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Scott Sykes, 1971 President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Principal Executive Officer	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Karen Choi, 1973 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2012	Senior Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Becky L. Park, 1979 Assistant Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Corporate Bond Fund	47

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

48	American Funds Corporate Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Corporate Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Corporate Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

CBF

Registrant:

a) Audit Fees:
Audit	2020	87,000
	2021	86,000

b) Audit-Related Fees:
	2020	None
	2021	None

c) Tax Fees:
	2020	9,000
	2021	9,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2020	None
	2021	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2020	None
	2021	None
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2020	15,000
	2021	None

	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2020	12,000
	2021	2,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $36,000 for fiscal year 2020 and $11,000 for fiscal year 2021. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: July 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: July 30, 2021

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 30, 2021